Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

12. FAIR VALUE MEASUREMENTS

The following tables present our assets and liabilities that are measured at fair value on a recurring basis and the levels of inputs used to measure fair value:

Description	Fair Value at December 31, 2011	Fair Value Measurements at December 31, 2011 Using
		Level 1	Level 2	Level 3
Assets:
Available-for-sale securities	$163	$163	—	—

Description	Fair Value at December 31, 2010	Fair Value Measurements at December 31, 2010 Using
		Level 1	Level 2	Level 3
Assets:
Available-for-sale securities	$157	$157	—	—

Liabilities:
Derivative financial instrument	$399	—	$399	—

The following is a description of the valuation techniques used for these assets and liabilities, as well as the level of input used to measure fair value:

Available-for-sale securities – the investments are exchange-traded equity securities. Fair values for these investments are based on quoted prices in active markets and are therefore classified within Level 1 of the fair value hierarchy. The fair value of available-for-sale securities is included in other assets in our consolidated balance sheets.

Derivative financial instrument – the derivative is a pay-variable, receive fixed interest rate swap based on 30-day LIBOR. Fair value is based on model-derived valuations using the respective LIBOR rate, which is observed at quoted intervals for the full term of the swap and incorporates adjustments to appropriately reflect our nonperformance risk and the counterparty's nonperformance risk. Therefore, the derivative is classified within Level 2 of the fair value hierarchy. The fair value of the derivative financial instrument is included, net of accrued interest, in accrued expenses and other current liabilities in our consolidated balance sheet. See Note 11, "Derivative Financial Instrument."